REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 293,338	$ 288,182
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	250,126	213,742
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	43,212	$ 74,440
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenues	234,141
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	210,331
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	23,810
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	12,661
Product [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,738
Product [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	923
Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenues	45,251
Maintenance [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	26,772
Maintenance [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,479
Extended warranty service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,285
Extended warranty service revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,285
Extended warranty service revenue [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0